Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 7—RELATED PARTIES

On March 15, 2022, the Company entered into a lease for additional office space with 8780 19th Ave LLC (“Landlord”), an entity owned by Albert and Elie Fouerti, the Company’s former Chief Executive and Chief Operating Officer, respectively. The Company contends that the lease required the Landlord do certain work at Landlord’s expense to improve the building at a cost of approximately $1.2 million. Landlord has refused to pay for this work, contending that this expense was the Company’s responsibility. In addition, the total remaining amount due on the lease at September 30, 2023 is also approximately $1.2 million. Landlord contends that the Company is in default of the lease for failing to pay rent. The Company disagrees that its rent obligations have been triggered and further contends that Landlord has violated the lease by failing to pay for the work. On August 23, 2023, the Company entered into a lease termination agreement with the Landlord. Under the terms of the termination agreement, the Company was relieved of its obligations under the lease and agreed to terminate its claims for reimbursement of the improvements it made to the building and to pay $100,000.

DMI

The Company is a member of DMI, an appliance purchasing cooperative. DMI purchases consumer electronics and appliances at wholesale prices from various vendors, and then makes such products available to its members, including the Company, who sell such products to end consumers. DMI’s purchasing group arrangement provides its members, including the Company, with leverage and purchasing power with appliance vendors, and increases the Company’s ability to compete with competitors, including big box appliance and electronics retailers. The Company owns an approximate 1.6% interest in DMI.

During the nine months ended September 30, 2023, total purchases from DMI represented approximately 65% of total purchases. At September 30, 2023 vendor deposits at DMI totaled $30.8 million.

Lease Agreements

The Company has lease agreements with 1870 Bath Ave. LLC, 812 and 5th Ave Realty LLC. These two entities are owned by the Company’s former Chief Executive Officer and Chief Operating Officer. In addition, the Company has a sublease agreement with DMI. The total rent expense under these related party leases was $0.8 million for the nine months ended September 30, 2023.

NOTE 14—RELATED PARTIES

Management Services Agreement

On April 5, 2019, the Company entered into a management services agreement with 1847 Partners LLC (the “Manager”), a company owned and controlled by Ellery W. Roberts, the Company’s executive chairman and prior significant stockholder, which was amended effective on August 4, 2020. Pursuant to the offsetting management services agreement, as amended, the Company appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500; provided, however, that under certain circumstances specified in the management services agreement, the quarterly fee may be reduced if similar fees payable to the Manager by subsidiaries of the Company’s former parent company, 1847 Holdings LLC, exceed a threshold amount.

The Company shall also reimburse the Manager for all costs and expenses of the Company which are specifically approved by the board of directors of the Company, including all out-of-pocket costs and expenses, that are actually incurred by the Manager or its affiliates on behalf of the Company in connection with performing services under the management services agreement. The Company did not pay any expenses for the years ended December 31, 2021 and 2020.

The Company expensed management fees of $0.3 million for each of the years ended December 31, 2022 and 2021 respectively.

DMI

The Company is a member of DMI, an appliance purchasing cooperative. DMI purchases consumer electronics and appliances at wholesale prices from various vendors, and then makes such products available to its members, including the Company, who sell such products to end consumers. DMI’s purchasing group arrangement provides its members, including the Company, with leverage and purchasing power with appliance vendors, and increases the Company’s ability to compete with competitors, including big box appliance and electronics retailers. The Company owns an approximate 1.6% interest in DMI. Additionally, Albert Fouerti, the Company’s former Chief Executive Officer, director, and a former significant stockholder of Appliances Connection prior to the AC Acquisition, was on the board of DMI until November 2022. As such, DMI is deemed to be a related party for 2022 and 2021.

During the years ended December 31, 2022 and 2021, total purchases from DMI, net of holdbacks, were $255.9 million and $177.8 million, respectively. At December 31, 2022, deposits at DMI totaled $25.0 million and the vendor rebate due from DMI were $5.8 million. At December 31, 2021, vendor rebate deposits, net, due from DMI were $12.2 million and vendor rebates receivable were $5.8 million.

Lease Agreements

As described above, 1 Stop and Joe’s Appliances entered into lease agreements with 1870 Bath Ave. LLC and 7812 5th Ave Realty LLC. These entities are owned by Albert Fouerti and Elie Fouerti (the Company’s former Chief Executive and Chief Operating Officers and significant stockholders of the Company). The total rent paid to these two entities in 2022 was $1.0 million and $0.6 million for the period from June 2, 2021 to December 31, 2021. In addition, YF Logistics has entered into a sublease agreement with DMI. The total rent expense under this related party lease was $0.7 million for the year-ended December 31, 2022 and $0.4 million for the period June 2, 2021 to December 31, 2021.

On March 15, 2022, the Company entered into a lease for additional office space with 8780 19th Ave LLC (“Landlord”), an entity owned by Albert and Elie Fouerti.  The Company contends that the lease required the Landlord do certain work at Landlord’s expense to improve the building at a cost of approximately $1.2 million.  Landlord has refused to pay for this work, contending that this expense was the Company’s responsibility.  In addition, the total remaining amount due on the lease at December 31, 2022 is also approximately $1.2 million.  Landlord contends that the Company is in default of the lease for failing to pay rent.  The Company disagrees that its rent obligations have been triggered and further contends that Landlord has violated the lease by failing to pay for the work.  The Company and the Landlord remain in dispute over these issues.